CLIFFORD CAPITAL PARTNERS FUND

Schedule of Investments

December 31, 2024 (unaudited)

		Shares	Value
97.85%	COMMON STOCK
9.93%	COMMUNICATION SERVICES
	Vodafone Group plc ADR	447,800	$3,801,822
	The Walt Disney Co	37,400	4,164,490
	Warner Bros. Discovery, Inc.(A)	344,600	3,642,422
			11,608,734
5.67% CONSUMER DISCRETIONARY
eBay, Inc.	58,600	3,630,270
Perdoceo Education Corp.	113,100	2,993,757
		6,624,027
13.20% CONSUMER STAPLES
General Mills, Inc.	49,200	3,137,484
Kenvue, Inc.	178,100	3,802,435
Keurig Dr Pepper, Inc.	107,500	3,452,900
The Kraft Heinz Co	103,100	3,166,201
Walgreens Boots Alliance, Inc.	199,700	1,863,201
		15,422,221
9.49% ENERGY
Delek US Holdings, Inc.	187,100	3,461,350
Green Plains, Inc.(A)	110,100	1,043,748
Liberty Energy, Inc.	180,800	3,596,112
Schlumberger Ltd.	78,000	2,990,520
		11,091,730
19.89% FINANCIALS
American Express Co.	11,500	3,413,085
Community Trust Bancorp, Inc.	65,200	3,457,556
Evertec, Inc.	99,600	3,439,188
Fidelity National Information Services, Inc.	56,900	4,595,813
Glacier Bancorp, Inc.	71,500	3,590,730
NCR Atleos Corp.(A)	140,000	4,748,800
		23,245,172

CLIFFORD CAPITAL PARTNERS FUND

Schedule of Investments

December 31, 2024 (unaudited)

	Shares	Value
15.23% HEALTH CARE
Cardinal Health, Inc.	31,600	$3,737,332
Henry Schein, Inc.(A)	43,300	2,996,360
Johnson & Johnson	22,900	3,311,798
Pfizer, Inc.	137,600	3,650,528
Solventum Corp.(A)	62,200	4,108,932
		17,804,950
15.01% INDUSTRIALS
3M Co.	30,600	3,950,154
HNI Corp.	66,500	3,349,605
KAR Auction Services, Inc.(A)	135,200	2,682,368
Pitney Bowes, Inc.	459,500	3,326,780
RTX Corp.	36,600	4,235,352
		17,544,259
9.43%	INFORMATION TECHNOLOGY
	Cisco Systems, Inc.	55,700	3,297,440
	Dolby Laboratories, Inc.	60,800	4,748,480
	DXC Technology Co.(A)	148,900	2,975,022
			11,020,942
97.85%	TOTAL COMMON STOCK		114,362,035
0.72%	MONEY MARKET FUND
	Federated Institutional Prime Obligations Fund 4.470%(B)	845,769	846,108
98.57%	TOTAL INVESTMENTS		115,208,143
1.43%	Other assets, net of liabilities		1,666,844
100.00%	NET ASSETS		$116,874,987

(A)Non-income producing

(B)Effective 7 day yield as of December 31,2024

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of December 31, 2024:

	Level 1		Level 2	Level 3
			Other	Significant
			Significant	Unobservable
	Quoted Prices		Observable Inputs	Inputs	Total
COMMON STOCK		$114,362,035			$114,362,035
MONEY MARKET FUND		$846,108			$846,108
TOTAL INVESTMENTS		$115,208,143			$115,208,143

The cost of investments for Federal income tax purposes has been estimated a/o December 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $95,359,052, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$24,491,356
Gross unrealized depreciation	(4,642,265)
Net unrealized appreciation	$19,849,091